Note 7 - Restructuring and Other Non-recurring Costs - Restructuring Costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	$ 525	$ 3,410	$ 2,404	$ 2,017	$ 1,873
Restructuring and other non-recurring costs	525	3,410	$ 2,404	2,017	1,873
Restructuring provision, workforce reduction [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs		163		102	734
Restructuring and other non-recurring costs		163		102	734
Restructuring provision, litigation provision [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs		1,104
Restructuring and other non-recurring costs		1,104
Restructuring provision, professional fees [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	518	1,031		1,776	566
Restructuring and other non-recurring costs	518	1,031		1,776	566
Project review and investigation costs [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	7	1,112		139	573
Restructuring and other non-recurring costs	$ 7	$ 1,112		$ 139	$ 573